Income Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Income Taxes
Schedule of canadian federal and provincial statutory effective tax rate

The reconciliation of the combined Canadian federal and provincial statutory tax rate of 26.5% to the effective tax rate is as follows:

	2018	2017	2016
Net loss before recovery of income taxes	$516,323	$2,097,738	$13,531,587
Expected income tax (recovery) expense	(136,830)	(555,901)	(3,585,871)
Share based compensation and non-deductible expenses	80,740	302,853	—
Debt forgiveness	—	236,907	—
Non-taxable items and others	—	—	3,458,054
Change in tax benefits not recognized	56,090	16,141	127,817
Income tax (recovery) expense	$—	$—	$—

Schedule of unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2018	2017	2016
Non-capital losses carried forward - Canada	$5,370,460	$5,154,600	$1,313,096
Share issue costs	12,590	16,790	5,621
Capital losses carry forwards	—	—	28,070
Oil and gas interests	—	—	76,713
Unrecognized deferred tax asset	$5,383,050	$5,171,390	$1,423,500

Schedule of non-capital losses expire	The Company’s Canadian non-capital losses expire as follows:
2030	703,290
2031	648,310
2032	1,200,570
2033	870,780
2034	662,600
2035	258,560
2036	766,380
2037	44,120
2038	215,850
$5,370,460